RYDEX SERIES FUNDS

Long Short Commodities Strategy Fund
Managed Futures Strategy Fund
Multi-Hedge Strategies Fund

Supplement dated September 13, 2010
to the
Prospectuses of the above listed funds
dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectuses listed above and should be read in conjunction with the Prospectuses.

In the prospectus for each fund listed above (each a, “Fund”), the Fees and Expenses, Shareholder Fees sections are supplemented to reflect that shares of a Fund purchased on or after September 13, 2010 are not subject to the 1% short-term trading fee (also known as a redemption fee) described in the prospectus.  In addition, under the Frequent Purchases and Redemptions of Fund Shares section, the Redemption Fee Policy and Redemption Fee Waivers paragraphs are deleted.

Please Retain for Future Reference

RYDEX SERIES FUNDS

Alternative Strategies Fund
Alternative Strategies Allocation Fund
Equity Market Neutral Fund
Event Driven and Distressed Strategies Fund
International Long Short Select Fund
Long Short Equity Strategy Fund
Long Short Interest Rate Strategy Fund U.S. Long Short Momentum Fund All-Asset Conservative Strategy Fund All-Asset Moderate Strategy Fund All-Asset Aggressive Strategy Fund

Supplement dated September 13, 2010
to the
Prospectuses of the above listed funds
dated August 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectuses listed above and should be read in conjunction with the Prospectuses.

In the prospectus for each fund listed above (each a, “Fund”), the Fees and Expenses, Shareholder Fees sections are supplemented to reflect that shares of a Fund purchased on or after September 13, 2010 are not subject to the 1% short-term trading fee (also known as a redemption fee) described in the prospectus.  In addition, under the Frequent Purchases and Redemptions of Fund Shares section, the Redemption Fee Policy and Redemption Fee Waivers paragraphs are deleted.

Please Retain for Future Reference